Share based compensation reserve - Director and Senior Management Share Awards (Details) € in Millions				3 Months Ended
	Oct. 16, 2025	Jul. 10, 2025 shares	Jul. 10, 2024	Mar. 31, 2026 EUR (€) shares	Mar. 31, 2025 EUR (€) shares
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)	8,378	49,092	36,738
Awards vested and issued in period (in shares)					(24,135)
Liabilities from share-based payment transactions (in shares)		12,603
New awards granted in the period (in shares)	8,378	49,092	36,738
Share based compensation reserve | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge | €				€ 0.2	€ 0.1
Share based compensation reserve | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge | €				1.4	3.5
Share based compensation reserve | Key Management Personnel Of Entity Or Parent, Reclassification to tax liability
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reclassification of awards for settlement of tax liabilities | €				€ (0.2)	€ (4.2)
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period				3,285,141	3,128,416
New awards granted in the period (in shares)				1,193,028	1,139,591
Forfeitures in the period (in shares)				(1,014,172)	(258,062)
Awards vested and issued in period (in shares)				(49,000)	(631,994)
Number of other equity instruments outstanding (in shares) at end of period				3,414,997	3,377,951
New awards granted in the period (in shares)				1,193,028	1,139,591
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vested and issued in period (in shares)					(349,823)
Liabilities from share-based payment transactions (in shares)					282,171
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vested and issued in period (in shares)				(36,000)	(62,000)
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period					704,983
New awards granted in the period (in shares)					0
Forfeitures in the period (in shares)					(148,989)
Awards vested and issued in period (in shares)					(555,994)
Number of other equity instruments outstanding (in shares) at end of period					0
New awards granted in the period (in shares)					0
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period				589,991	441,991
New awards granted in the period (in shares)				36,000	62,000
Forfeitures in the period (in shares)				(12,000)	(15,000)
Awards vested and issued in period (in shares)				(49,000)	(76,000)
Number of other equity instruments outstanding (in shares) at end of period				564,991	412,991
New awards granted in the period (in shares)				36,000	62,000
Restricted shares | January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period				777,155	922,250
New awards granted in the period (in shares)				0	0
Forfeitures in the period (in shares)				(777,155)	(50,674)
Awards vested and issued in period (in shares)				0
Number of other equity instruments outstanding (in shares) at end of period				0	871,576
New awards granted in the period (in shares)				0	0
Restricted shares | January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period				873,507	1,059,192
New awards granted in the period (in shares)				0	0
Forfeitures in the period (in shares)				(64,159)	(43,399)
Awards vested and issued in period (in shares)				0
Number of other equity instruments outstanding (in shares) at end of period				809,348	1,015,793
New awards granted in the period (in shares)				0	0
Performance and Restricted Stock | January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period				1,044,488	0
New awards granted in the period (in shares)				0	1,077,591
Forfeitures in the period (in shares)				(160,858)
Awards vested and issued in period (in shares)				0
Number of other equity instruments outstanding (in shares) at end of period				883,630	1,077,591
New awards granted in the period (in shares)				0	1,077,591
Performance and Restricted Stock | January 1, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period				0
New awards granted in the period (in shares)				1,157,028
Forfeitures in the period (in shares)				0
Awards vested and issued in period (in shares)				0
Number of other equity instruments outstanding (in shares) at end of period				1,157,028
New awards granted in the period (in shares)				1,157,028